Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep. 28, 2012
Guggenheim Enhanced Core Bond ETF (Prospectus Summary) | Guggenheim Enhanced Core Bond ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Guggenheim Enhanced Core Bond ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return, comprised of income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors purchasing Shares in the secondary market may be
		subject to costs (including customary brokerage commissions) charged by their broker.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 296% of the
		average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	296.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors purchasing Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example does not take into account brokerage commissions that you may pay when purchasing or selling Shares.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may
		be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund uses a strategy that seeks total return, comprised of income and capital appreciation, which attempts to outperform the Barclays Capital U.S.
Aggregate Bond Index (the "Benchmark"). The Fund will invest at least 80%
of its net assets in fixed income securities. The Fund's investment strategy utilizes quantitative security selection, fundamental credit analysis and the Investment Adviser's views of particular sectors to construct a portfolio through a process that employs a rigorous risk management framework. The
Investment Adviser utilizes a quantitative strategy which attempts to identify relative mispricing among the instruments of a given asset class and estimate future returns which may arise from the eventual correction of the relative mispricing. The Investment Adviser then applies these quantitative results in constructing a portfolio which attempts to maximize expected return due to security specific mispricing while attempting to control for interest rate and credit spread (i.e. differences in yield between different debt instruments arising from differences in credit risk) risks. The Fund's average duration is expected to be generally similar to the average duration of the Benchmark components.

The Fund primarily invests in U.S. dollar-denominated investment grade debt securities, including U.S. Treasury securities and corporate bonds, rated Baa3 or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Rating Group ("S&P") or Fitch Investor Services ("Fitch")
or, if unrated, determined by the Investment Adviser to be of comparable quality. The Fund may invest no more than 10% of its assets in high yield securities ("junk bonds"), which are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities that the Investment Adviser believes are of comparable quality. The Fund will not invest in securities that are in default at the time of investment. If a security defaults subsequent to purchase by the
Fund, the Investment Adviser will determine in its discretion whether to hold or dispose of such security. The Fund may invest, without limitation, in U.S.
dollar-denominated debt securities of foreign issuers, including emerging market issuers. The Fund may also invest up to 10% of its assets in sovereign and corporate debt securities denominated in foreign currencies. The Investment
Adviser may attempt to reduce foreign currency exchange rate risk by entering into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date ("forward contracts"). The Fund will not invest in options contracts, futures contracts or swap agreements.

The Fund may invest up to 10% of its assets in mortgage-backed securities
("MBS") or in other asset-backed securities. This limitation does not apply tosecurities issued or guaranteed by federal agencies and/or U.S. government sponsored instrumentalities, such as the Government National Mortgage
Administration ("GNMA"), the Federal Housing Administration ("FHA"), the Federal
National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage
Corporation ("FHLMC"). In addition to securities issued or guaranteed by such agencies or instrumentalities, the Fund may invest in MBS or other asset-backed securities issued or guaranteed by private issuers. The MBS in which the Fund may invest may also include residential mortgage-backed securities ("RMBS"), collateralized mortgage obligations ("CMOs") and commercial mortgage-backed securities ("CMBS"). The asset-backed securities in which the Fund may invest include collateralized debt obligations ("CDOs"). CDOs include collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs") and other similarly structured securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities.
A CLO is a trust typically collateralized by a pool of loans, which may include domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.

The Fund may obtain exposure to the securities in which it normally invests by engaging in various investment techniques, including forward purchase agreements, mortgage dollar roll and "TBA" mortgage trading. A mortgage dollar roll involves the sale of a MBS by the Fund and its agreement to repurchase the instrument
(or one which is substantially similar) at a specified time and price. Most transactions in fixed-rate mortgage pass-through securities occur through standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlements (a
"TBA" transaction). The Fund may enter into such contracts on a regular basis.
The Fund, pending settlement of such contracts, will invest its assets in high-quality, liquid short-term instruments, including shares of money market funds. The Fund will assume its pro rata share of the fees and expenses of any money market fund that it may invest in, in addition to the Fund's own fees and expenses. The Fund may also acquire interests in mortgage pools through means other than such standardized contracts for future delivery. The Fund may also invest the cash collateral it holds as part of its TBA transactions in repurchase agreements. Repurchase agreements are fixed-income securities in the form of agreements backed by collateral. These agreements, which may be viewed as a type of secured lending by the Fund, typically involve the acquisition by the Fund of securities from the selling institution (such as a bank or a broker-dealer), coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future
(or on demand). The underlying securities which serve as collateral for the repurchase agreements entered into by the Fund may include U.S. government securities, corporate obligations and convertible securities, and are marked-to market daily in order to maintain full collateralization (typically  purchase price plus accrued interest). The Fund also may invest directly in  exchange-traded funds ("ETFs") and other investment companies that provide exposure to fixed income
		securities similar to those securities in which the Fund may invest in directly.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund uses a strategy that seeks total return, comprised of income and capital appreciation, which attempts to outperform the Barclays Capital U.S. Aggregate Bond Index (the "Benchmark"). The Fund will invest at least 80% of its net assets in fixed income securities.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Credit/Default Risk. Issuers or guarantors of debt instruments or the counterparty to a derivatives contract, repurchase agreement or loan of portfolio securities may be unable or unwilling to make timely interest and/or principal payments or otherwise honor its obligations. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. Securities issued by the U.S. government generally have less credit risk then debt securities of non-government issuers. However, securities issued by certain U.S. government agencies are not necessarily backed by the full faith and credit of the U.S. government. Credit rating downgrades and defaults
(failure to make interest or principal payment) may potentially reduce the
Fund's income and share price.

Interest Rate Risk. As interest rates rise, the value of fixed-income securities held by the Fund are likely to decrease. Securities with longer durations tend to be more sensitive to interest rate changes, making them more volatile than securities with shorter durations.

Asset Class Risk. The bonds in the Fund's portfolio may underperform the returns of other bonds or indexes that track other industries, markets, asset classes or sectors. Different types of bonds and indexes tend to go through different performance cycles than the general bond market.

Call Risk/Prepayment Risk. During periods of falling interest rates, an issuer of a callable bond may exercise its right to pay principal on an obligation earlier than expected. This may result in the Fund's having to reinvest proceeds at lower interest rates, resulting in a decline in the Fund's income.

Extension Risk. An issuer may exercise its right to pay principal on an obligation later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease and the Fund's performance may suffer from its inability to invest in higher yielding securities.

Income Risk. Falling interest rates may cause the Fund's income to decline.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for MBS may be less liquid than for other fixed income instruments. This means that it may be harder to buy and sell MBS, especially on short notice, and MBS may be more difficult for the Fund to value accurately than other fixed income instruments. If the Fund invests in illiquid securities or securities that become illiquid, Fund returns may be reduced because the Fund may be unable to sell the illiquid securities at an advantageous time or price.

Mortgage- and Asset-Backed Securities Risks. MBS (residential and commercial)
and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these MBS and asset-backed securities differ from traditional fixed income securities. Like traditional fixed income securities, the value of MBS or asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. However, a main difference is that the principal on MBS or asset-backed securities may normally be prepaid at any time, which will reduce the yield and market value of these securities.
Therefore, MBS and asset-backed backed securities are subject to "prepayment risk" and "extension risk." Because of prepayment risk and extension risk,
MBS react differently to changes in interest rates than other fixed income securities.

Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds will generally be at lower rates of return than the return on the assets which were prepaid. Prepayment reduces the yield to maturity and the average life of the MBS or asset-backed securities.

Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Rising interest rates tend to extend the duration of MBS and asset-backed securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, MBS and asset-backed securities may exhibit additional volatility and may lose value.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain MBS. The Fund's investments in asset-backed securities are subject to risks similar to those associated with
MBS, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgage or assets, particularly during periods of economic downturn. Certain MBS are issued in several classes with different levels of yield and credit protection. The Fund's investments in MBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

MBS may be either pass-through securities or CMOs. Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (tranches) with different priority rights to portions of the underlying mortgage payments. The Fund will not invest in CMO tranches which represent a right to receive interest only ("IOs"), principal only ("POs") or an amount that remains after other floating-rate tranches are paid (an inverse floater). If the Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment.

There is also risk associated with the roll market for pass-through MBS. First, the value and safety of the roll depends entirely upon the counterparty's ability to redeliver the security at the termination of the roll. Therefore, the counterparty to a roll must meet the same credit criteria as any existing repurchase counterparty. Second, the security which is redelivered at the end of the roll period must be substantially the same as the initial security, i.e., must have the same coupon, be issued by the same agency and be of the same type, have the same original stated term to maturity, be priced to result in similar market yields and be "good delivery."Within these parameters, however, the actual pools that are redelivered could be less desirable than those originally rolled, especially with respect to prepayment and/or delinquency characteristics.
In addition, the Fund's use of mortgage dollar rolls may give rise to a form of leverage, which could exaggerate the effects on NAV of any increase or decrease in the market value of the Fund's portfolio securities. The Fund will earmark or segregate assets determined to be liquid by the Investment Adviser to cover its obligations under mortgage dollar rolls which may give rise to a form of leverage.

The residential mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain of the Fund's mortgage-related investments. Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) generally have increased since 2007 and may continue to increase, and a decline in or flattening of housing values (as has recently been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Asset-backed securities entail certain risks not presented by MBS, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults. Certain MBS in which the Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.

High Yield Securities Risk. High yield securities generally offer a higher current yield than that available from higher grade issues, but typically involve greater risk. Securities rated below investment grade are commonly referred to as "junk bonds."The ability of issuers of high yield securities to make timely payments of interest and principal may be adversely impacted by adverse changes in general economic conditions, changes in the financial condition of the issuers and price fluctuations in response to changes in interest rates. High yield securities are less liquid than investment grade securities and may be difficult to price or sell, particularly in times of negative sentiment toward high yield securities.

Foreign Issuers Risk. The Fund may invest in U.S. and non-U.S. dollar-denominated bonds of foreign corporations, governments, agencies and supra-national agencies which have different risks than investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in foreign countries, and potential restrictions of the flow of international capital. Foreign companies may be subject to less governmental regulation than U.S. issuers. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital investment, resource self-sufficiency and balance of payment options.

Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New
Zealand and most countries located in Western Europe. Investing in foreign countries, particularly emerging market countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. Countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets. The economies of emerging markets countries also may be based on only a few industries, making them more vulnerable to changes in local or global trade conditions and more sensitive to debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

European Economic Risk. The Economic and Monetary Union of the European Union
(the "EU") requires member countries to comply with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and on major trading partners outside Europe. The European financial markets have recently experienced volatility and have been adversely affected by concerns about economic downturns, credit rating downgrades, rising government debt levels and possible default on or restructuring of government debt in several European countries, including Greece, Ireland, Italy, Portugal and Spain. A default or debt restructuring by any European country would adversely impact holders of that country's debt, and sellers of credit default swaps linked to that country's creditworthiness (which may be located in countries other than those listed in the previous sentence). These events have adversely affected the value and exchange rate of the euro and may continue to significantly affect the economies of every country in Europe, including EU member countries that do not use the euro and non-EU member countries.

Foreign Currency Risk. The Fund's investments may be denominated in foreign currencies. The value of foreign currencies may fluctuate relative to the value of the U.S. dollar. Since the Fund may invest in such non-U.S. dollar-denominated securities, and therefore may convert the value of such securities into U.S.
dollars, changes in currency exchange rates can increase or decrease the U.S.
dollar value of the Fund's assets. The Investment Adviser may attempt to reduce this risk by entering into forward contracts with banks, brokers or dealers. A foreign currency forward contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Hedging the
Fund's currency risks involves the risk of mismatching the Fund's objectives under a forward or futures contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. If the counterparty under the contract defaults on its obligation to make payments due from it as a result of its bankruptcy or otherwise, the Fund may lose such payments altogether or collect only a portion thereof, which collection could involve costs or delays. The Investment Adviser may in its discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Financial Services Sector Risk. The financial services industries are subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. In addition, the deterioration of the credit markets since late
2007 generally has caused an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. In particular, events in the financial sector since late 2008 have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. This situation has created instability in the financial markets and caused certain financial services companies to incur large losses. Numerous financial services companies have experienced substantial declines in the valuations of their assets, taken action to raise capital (such as the issuance of debt or equity securities), or even ceased operations. These actions have caused the securities of many financial services companies to experience a dramatic decline in value. Issuers that have exposure to the real estate, mortgage and credit markets have been particularly affected by the foregoing events and the general market turmoil, and it is uncertain whether or for how long these conditions will continue.

Risks of Investing In Other Investment Companies. Shares of other investment companies are subject to the management fees and other expenses of those companies, and the purchase of shares of some investment companies (in the case of closed-end investment companies) may sometimes require the payment of substantial premiums above the value of such companies' portfolio securities or net asset values. The Fund must continue, at the same time, to pay its own management fees and expenses with respect to all of its investments, including shares of other investment companies. The securities of other investment companies may also be leveraged and will therefore be subject to certain leverage risks.

Portfolio Turnover Risk. The Fund may engage in active and frequent trading of its portfolio securities. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high portfolio turnover rate (such as 100% or more)
could result in high brokerage costs. A high portfolio turnover rate can result in an increase in taxable capital gains distributions to the Fund's shareholders.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Active Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's portfolio securities, the
Investment Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.

Risk of Deviation between Market Price and NAV. Unlike conventional ETFs, the
Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified index. Index based ETFs have generally traded at prices which closely correspond to net asset value ("NAV") per Share.
There can be no assurance as to whether and/or the extent to which the Shares will trade at premiums or discounts to NAV. The deviation risk may be heightened to the extent the Fund invests in mortgage-backed securities, as such investments may be difficult to value. Because mortgage-backed securities may trade infrequently, the most recent trade price may not indicate their true value. A third-party pricing service may be used to value some or all of the Fund's mortgage-backed securities. To the extent that market participants question the accuracy of the pricing service's prices, there is a risk of significant deviation between the NAV and market price of some or all of the mortgage-backed securities in which the Fund invests.

Risk of Cash Transactions. In certain instances, unlike most ETFs, the Fund may effect creations and redemptions for cash, rather than in-kind. As a result, an investment in the Fund may be less tax-efficient than an investment in a more conventional ETF. ETFs generally are able to make in-kind redemptions and avoid being taxed on gain on the distributed portfolio securities at the Fund level.
Because the Fund may effect redemptions for cash, rather than in-kind distributions, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. The Fund generally intends to distribute these gains to shareholders to avoid being taxed on this gain at the Fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a different ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its
Shares principally in-kind, will be passed on to purchasers and redeemers of Creation
Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of the
Fund's Shares than for more conventional ETFs.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund has not been guaranteed, sponsored, recommended, or approved by the
United States, or any agency, instrumentality or officer of the United States, has not been insured by the Federal Deposit Insurance Corporation (FDIC) and is
not guaranteed by and is not otherwise an obligation of any bank or insured
		depository institution.
Risk Lose Money [Text]	rr_RiskLoseMoney	Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund may not achieve its investment objective. An investment in the Fund has not been guaranteed, sponsored, recommended, or approved by the United States, or any agency, instrumentality or officer of the United States, has not been insured by the Federal Deposit Insurance Corporation (FDIC) and is not guaranteed by and is not otherwise an obligation of any bank or insured depository institution.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one year and since inception compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the
		Fund is available at www.guggenheimfunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one year and since inception compare with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.guggenheimfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund commenced operations on February 12, 2008. The Fund's year-to-date total return was 2.59% as of June 30, 2012.

During the periods shown in the chart above, the Fund's highest and lowest calendar quarter returns were 3.83% and -1.25%, respectively, for the
		quarters ended September 30, 2011 and December 31, 2010.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your own actual after-tax returns will depend on your tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares of the Fund in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Your own actual after-tax returns will depend on your tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares of the Fund in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement
		plans.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2011
Guggenheim Enhanced Core Bond ETF (Prospectus Summary) | Guggenheim Enhanced Core Bond ETF | Barclays Capital U.S. Aggregate Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	6.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 12, 2008
Guggenheim Enhanced Core Bond ETF (Prospectus Summary) | Guggenheim Enhanced Core Bond ETF | Guggenheim Enhanced Core Bond ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets		[1]
Other expenses	rr_OtherExpensesOverAssets	2.58%
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.78%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.51%)	[2]
Total annual Fund operating expenses after Expense Reimbursements	rr_NetExpensesOverAssets	0.27%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	28
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	141
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	848
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,740
Annual Return 2009	rr_AnnualReturn2009	4.69%
Annual Return 2010	rr_AnnualReturn2010	6.03%
Annual Return 2011	rr_AnnualReturn2011	6.51%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.59%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest calendar quarter returns
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest calendar quarter returns
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.25%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.51%
Since Inception	rr_AverageAnnualReturnSinceInception	5.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 12, 2008
Guggenheim Enhanced Core Bond ETF (Prospectus Summary) | Guggenheim Enhanced Core Bond ETF | Guggenheim Enhanced Core Bond ETF | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	4.49%
Since Inception	rr_AverageAnnualReturnSinceInception	3.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 12, 2008
Guggenheim Enhanced Core Bond ETF (Prospectus Summary) | Guggenheim Enhanced Core Bond ETF | Guggenheim Enhanced Core Bond ETF | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	4.82%
Since Inception	rr_AverageAnnualReturnSinceInception	3.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 12, 2008

[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund and the Board of Trustees has adopted a resolution that no such fee will be paid for at least 12 months from the date of this prospectus.
[2]	The Fund's Investment Adviser has contractually agreed to reimburse Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, offering costs up to 0.25% of average net assets, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.27% of average net assets per year (the "Expense Cap"), at least until December 31, 2015. For a period of five years subsequent to the Fund's commencement of operations, the Investment Adviser may recover from the Fund expenses reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the Expense Cap. To the extent that the Fund incurs expenses that are excluded from the Expense Cap, the Fund's expense ratio will exceed the Expense Cap.